Restricted cash and escrow receivables (Details) ¥ in Millions, $ in Millions	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Restricted cash
Restricted cash and escrow receivables	$ 1,269	¥ 8,518	¥ 3,417
Money received or receivable on escrow services offered by AliExpress
Restricted cash
Restricted cash and escrow receivables		8,354	3,171
Others
Restricted cash
Restricted cash and escrow receivables		¥ 164	¥ 246